SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Redeemable Noncontrolling Interest [Table Text Block]
The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2013	$22,117
Net income attributable to redeemable non-controlling interests	261
Foreign currency translation adjustments	1,151

December 31, 2013	$23,529

Property Plant and Equipment Depreciation Rate [Table Text Block]
Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	7-33 (mainly 33%)
Motor vehicles	14-15
Buildings	2-4
Leasehold improvements	Over the shorter of the lease term or useful economic life

Schedule Of Other Intangible Assets [Table Text Block]
Other intangible assets are comprised mainly of customer-related intangible assets, backlogs, brand names, capitalized courses development costs and acquired technology, and are amortized over their economic useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. The useful life of intangible assets is as follows

Years

Customer relationship and acquired technology	3-15
Capitalized courses development costs	3
Brand names	5
Other intangibles	2-10

Magic [Member]
Share Based Compensation Stock Options Activity Binomial Model [Table Text Block]
Magic (the Binomial model):

	Year ended December 31,
	2011	2013

Dividend yield	0%	3%
Expected volatility	63.3% - 65.3%	57.7%-60.2%
Risk-free interest rate*	2.1%	2.6%
Expected forfeiture (employees)	8.4%	-
Expected forfeiture (executives)	5.2%	5.2%
Contractual term of up to	10 years	10 years
Suboptimal exercise multiple** (employees)	2.7	-
Suboptimal exercise multiple** (executives)	3.2	3.2

*)	The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds that have an equivalent term to the contractual term of the options

**)
The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. This factor is estimated based on employees' historical option exercise behavior.

Sapiens [Member]
Share Based Compensation Stock Options Activity Binomial Model [Table Text Block]
Sapiens (the Binomial model):

	Year ended December 31,
	2011	2012	2013

Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	2.5	2.8	1.5-2
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	70%	60%	54.29%
Risk-free interest rate	0.1%-1.2%	0.2%-1.0%	1.52%

Matrix [Member]
Share Based Compensation Stock Options Activity Binomial Model [Table Text Block]
There were no grants by Matrix during 2012 and 2013. During 2011, Matrix granted 2,250,000 options. The fair value of those options was estimated by using the following assumptions under the Black-Scholes model:

Year ended
December 31,
2011

Expected term (years)	4.6
Dividend yield	0%
Expected volatility	36.5%
Risk-free interest rate	4.3%